First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Australia — 10.0%
39,766	ALS Ltd. (AUD) (c)	$402,600
44,244	BHP Group Ltd. (AUD) (c)	1,228,874
60,255	Charter Hall Group (AUD) (c)	503,185
172,206	Charter Hall Long Wale REIT (AUD) (c)	402,803
52,505	Coles Group Ltd. (AUD) (c)	622,272
3,811	Commonwealth Bank of Australia (AUD) (c)	343,410
48,983	Fortescue Ltd. (AUD) (c)	609,487
61,049	Goodman Group (AUD) (c)	1,409,383
122,252	Harvey Norman Holdings Ltd. (AUD) (c)	383,947
45,314	Iluka Resources Ltd. (AUD) (c)	180,275
219,594	Incitec Pivot Ltd. (AUD) (c)	423,945
14,183	JB Hi-Fi Ltd. (AUD) (c)	647,577
162,635	Medibank Pvt Ltd. (AUD) (c)	423,395
180,273	Metcash Ltd. (AUD) (c)	431,839
35,739	Nine Entertainment Co. Holdings Ltd. (AUD) (c)	34,036
9,416	Rio Tinto Ltd. (AUD) (c)	723,545
32,088	Sonic Healthcare Ltd. (AUD) (c)	581,536
218,398	South32 Ltd. (AUD) (c)	438,040
176,645	Stockland (AUD) (c)	533,541
327,425	Vicinity Ltd. (AUD) (c)	454,007
154,647	Viva Energy Group Ltd. (AUD) (c) (d) (e)	329,885
23,341	Wesfarmers Ltd. (AUD) (c)	1,126,488
11,929	Woodside Energy Group Ltd. (AUD) (c)	216,330
		12,450,400
	Austria — 1.1%
59,059	Telekom Austria AG (EUR)	547,127
35,777	UNIQA Insurance Group AG (EUR) (c)	306,303
13,124	Wienerberger AG (EUR) (c)	465,465
		1,318,895
	Belgium — 0.2%
32,876	Proximus SADP (EUR) (c)	237,764
	Bermuda — 0.2%
17,398	Orient Overseas International Ltd. (HKD) (c)	245,016
	Canada — 3.5%
26,403	ARC Resources Ltd. (CAD)	456,863
84,911	B2Gold Corp. (CAD)	254,613
21,148	Canadian Natural Resources Ltd. (CAD)	750,860
16,887	Emera, Inc. (CAD)	609,603
1,233	George Weston Ltd. (CAD)	190,953
12,681	Northland Power, Inc. (CAD)	212,077
20,875	Pembina Pipeline Corp. (CAD)	809,055
Shares	Description	Value

	Canada (Continued)
16,644	Suncor Energy, Inc. (CAD)	$664,723
4,283	West Fraser Timber Co., Ltd. (CAD)	379,798
		4,328,545
	Cayman Islands — 0.6%
135,903	CK Hutchison Holdings Ltd. (HKD) (c)	709,972
	Denmark — 2.3%
244	AP Moller - Maersk A/S, Class A (DKK) (c)	396,363
267	AP Moller - Maersk A/S, Class B (DKK) (c)	441,709
15,186	Novo Nordisk A/S, Class B (DKK) (c)	2,012,037
1,027	Svitzer A/S (DKK) (f)	39,357
		2,889,466
	Finland — 0.7%
6,181	Elisa Oyj (EUR) (c)	287,797
11,970	Orion Oyj, Class B (EUR) (c)	549,840
		837,637
	France — 7.7%
30,856	AXA S.A. (EUR) (c)	1,083,350
27,217	Carmila S.A. (EUR) (c)	491,588
411	Christian Dior SE (EUR) (c)	270,236
9,657	Covivio S.A. (EUR) (c)	497,116
60,033	Credit Agricole S.A. (EUR) (c)	911,030
500	Hermes International S.C.A. (EUR) (c)	1,092,669
12,358	La Francaise des Jeux SAEM (EUR) (c) (d) (e)	479,475
1,391	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	981,160
30,123	Metropole Television S.A. (EUR) (c)	393,197
2,679	Sanofi S.A. (EUR) (c)	276,185
30,148	TotalEnergies SE (EUR) (c)	2,033,978
9,622	Vinci S.A. (EUR) (c)	1,098,044
		9,608,028
	Germany — 8.3%
5,892	Allianz SE (EUR) (c)	1,659,574
15,264	Bayer AG (EUR) (c)	454,115
8,314	Bayerische Motoren Werke AG (EUR) (c)	771,117
62,660	Deutsche Bank AG (EUR) (c)	975,334
21,162	Deutsche Post AG (EUR) (c)	943,944
56,985	Deutsche Telekom AG (EUR) (c)	1,490,586
58,526	E.ON SE (EUR) (c)	820,719
23,809	Fresenius SE & Co. KGaA (EUR) (c) (f)	853,096

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
1,634	Hapag-Lloyd AG (EUR) (c) (d) (e)	$290,107
14,981	Mercedes-Benz Group AG (EUR) (c)	990,312
3,051	SAP SE (EUR) (c)	645,044
2,215	Siemens AG (EUR) (c)	405,561
		10,299,509
	Greece — 0.7%
27,932	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	64,000
21,088	Hellenic Telecommunications Organization S.A. (EUR) (c)	346,471
24,821	OPAP S.A. (EUR) (c)	432,852
		843,323
	Guernsey — 0.3%
9,530	Shurgard Self Storage Ltd. (EUR) (c)	372,591
	Hong Kong — 0.1%
24,124	AIA Group Ltd. (HKD) (c)	161,362
	Israel — 0.6%
10,280	First International Bank Of Israel (The) Ltd. (ILS) (c)	414,477
72,469	ICL Group Ltd. (ILS) (c)	303,361
		717,838
	Italy — 4.1%
22,942	ACEA S.p.A (EUR) (c)	398,033
19,065	Azimut Holding S.p.A. (EUR) (c)	477,690
48,553	Banca Mediolanum S.p.A (EUR) (c)	573,232
96,815	Banca Popolare di Sondrio S.p.A. (EUR) (c)	737,841
55,328	Eni S.p.A. (EUR) (c)	885,238
84,517	Pirelli & C S.p.A. (EUR) (c) (d) (e)	529,101
53,965	Poste Italiane S.p.A. (EUR) (c) (d) (e)	730,555
77,284	Unipol Gruppo S.p.A. (EUR) (c)	832,686
		5,164,376
	Japan — 24.3%
29,700	Advantest Corp. (JPY) (c)	1,314,563
27,800	Bandai Namco Holdings, Inc. (JPY) (c)	590,771
24,800	Chugai Pharmaceutical Co., Ltd. (JPY) (c)	1,082,334
3,300	Disco Corp. (JPY) (c)	1,103,510
2,700	Fast Retailing Co., Ltd. (JPY) (c)	744,252
98,200	Honda Motor Co., Ltd. (JPY) (c)	1,049,226
7,200	Hoya Corp. (JPY) (c)	902,166
25,500	ITOCHU Corp. (JPY) (c)	1,307,728
Shares	Description	Value

	Japan (Continued)
669	Japan Metropolitan Fund Invest (JPY) (c)	$417,722
38,600	Japan Tobacco, Inc. (JPY) (c)	1,135,812
27,800	KDDI Corp. (JPY) (c)	836,502
368	KDX Realty Investment Corp. (JPY) (c)	379,399
72,000	Mitsubishi Corp. (JPY) (c)	1,486,948
174,700	Mitsubishi UFJ Financial Group, Inc. (JPY) (c)	2,017,847
15,200	Mitsui OSK Lines Ltd. (JPY) (c)	482,800
52,400	Mizuho Financial Group, Inc. (JPY) (c)	1,197,872
64,000	MS&AD Insurance Group Holdings, Inc. (JPY) (c)	1,508,771
14,250	Nintendo Co., Ltd. (JPY) (c)	787,432
631,400	Nippon Telegraph & Telephone Corp. (JPY) (c)	672,891
24,500	Nippon Yusen KK (JPY) (c)	789,486
7,500	Nissan Chemical Corp. (JPY) (c)	241,995
15,800	Niterra Co., Ltd. (JPY) (c)	467,968
10,300	Nitto Denko Corp. (JPY) (c)	894,385
3,600	Obic Co., Ltd. (JPY) (c)	548,939
4,800	Oracle Corp Japan (JPY) (c)	391,820
45,600	ORIX Corp. (JPY) (c)	1,103,048
30,900	Recruit Holdings Co., Ltd. (JPY) (c)	1,771,908
7,200	SCREEN Holdings Co., Ltd. (JPY) (c)	610,126
18,000	Sega Sammy Holdings, Inc. (JPY) (c)	291,490
28,800	Sekisui House Ltd. (JPY) (c)	721,623
10,500	Shinko Electric Industries Co., Ltd. (JPY) (c)	399,363
13,000	Shionogi & Co., Ltd. (JPY) (c)	571,858
36,700	SoftBank Corp. (JPY) (c)	478,743
600	Sojitz Corp. (JPY) (c)	14,192
26,300	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	738,354
20,800	Tokyo Gas Co., Ltd. (JPY) (c)	455,720
37,600	USS Co., Ltd. (JPY) (c)	339,134
14,000	ZOZO, Inc. (JPY) (c)	409,849
		30,258,547
	Jersey — 0.4%
155,585	Man Group PLC (GBP) (c)	489,824
	Luxembourg — 0.3%
62,489	B&M European Value Retail S.A. (GBP) (c)	376,306
	Netherlands — 2.9%
2,277	ASML Holding N.V. (EUR) (c)	2,120,279

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
1,937	Ferrari N.V. (EUR) (c)	$797,217
169,886	Koninklijke KPN N.V. (EUR) (c)	669,383
		3,586,879
	New Zealand — 0.6%
263,509	Genesis Energy Ltd. (NZD) (c)	347,712
150,779	Spark New Zealand Ltd. (NZD) (c)	387,499
		735,211
	Norway — 0.8%
28,902	Equinor ASA (NOK) (c)	765,331
8,174	Yara International ASA (NOK) (c)	232,847
		998,178
	Portugal — 0.5%
83,991	Navigator (The) Co., S.A. (EUR) (c)	340,788
66,217	NOS SGPS S.A. (EUR)	254,764
		595,552
	Singapore — 0.8%
196,000	Keppel DC REIT (SGD) (c)	297,587
129,500	Singapore Airlines Ltd. (SGD) (c)	676,755
		974,342
	Spain — 2.4%
119,536	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	1,252,884
15,769	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	466,987
33,509	Endesa S.A. (EUR) (c)	650,216
27,969	Inmobiliaria Colonial Socimi S.A. (EUR) (c)	162,703
29,298	Redeia Corp. S.A. (EUR) (c)	520,183
		3,052,973
	Sweden — 0.9%
4,070	Boliden AB (SEK) (c)	124,472
152,175	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	1,046,334
		1,170,806
	Switzerland — 6.9%
30,434	ABB Ltd. (CHF) (c)	1,689,289
30,832	EFG International AG (CHF) (c)	440,696
2,499	Kuehne + Nagel International AG (CHF) (c)	774,667
13,304	Nestle S.A. (CHF) (c)	1,347,597
22,864	Novartis AG (CHF) (c)	2,552,259
1,859	Roche Holding AG (CHF) (c)	653,833
Shares	Description	Value

	Switzerland (Continued)
4,574	Sandoz Group AG (CHF) (c)	$198,389
7,940	SGS S.A. (CHF) (c)	868,106
		8,524,836
	United Kingdom — 17.6%
33,529	3i Group PLC (GBP) (c)	1,348,891
13,144	Admiral Group PLC (GBP) (c)	465,817
294,249	Airtel Africa PLC (GBP) (c) (d) (e)	431,407
5,272	AstraZeneca PLC (GBP) (c)	837,564
474,012	Barclays PLC (GBP) (c)	1,417,436
81,091	Barratt Developments PLC (GBP) (c)	548,732
21,769	Big Yellow Group PLC (GBP) (c)	338,537
50,485	BP PLC (GBP) (c)	298,421
30,175	British American Tobacco PLC (GBP) (c)	1,070,636
161,277	BT Group PLC (GBP) (c)	292,475
74,354	Evraz PLC (GBP) (c) (f) (g) (h)	0
33,195	Hargreaves Lansdown PLC (GBP) (c)	471,569
74,494	HSBC Holdings PLC (GBP) (c)	677,454
48,898	IG Group Holdings PLC (GBP) (c)	590,525
34,717	Imperial Brands PLC (GBP) (c)	956,861
28,648	Inchcape PLC (GBP) (c)	311,559
54,356	Investec PLC (GBP) (c)	430,391
108,807	J Sainsbury PLC (GBP) (c)	385,850
266,154	Legal & General Group PLC (GBP) (c)	793,835
26,960	Mondi PLC (GBP) (c)	527,111
69,884	National Grid PLC (GBP) (c)	886,698
248,698	NatWest Group PLC (GBP) (c)	1,179,940
31,717	Persimmon PLC (GBP) (c)	646,780
18,936	Rio Tinto PLC (GBP) (c)	1,231,459
38,689	Safestore Holdings PLC (GBP) (c)	402,031
45,629	Shell PLC (GBP) (c)	1,663,805
312,087	Taylor Wimpey PLC (GBP) (c)	639,831
28,982	Unilever PLC (GBP) (c)	1,781,074
180,063	Virgin Money UK PLC (GBP) (c)	497,950
42,460	Vistry Group PLC (GBP) (c) (f)	756,267
		21,880,906
	Total Common Stocks	122,829,082
	(Cost $101,346,125)

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
186,918	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (i)	$186,918
	(Cost $186,918)

	Total Investments — 99.0%	123,016,000
	(Cost $101,533,043)
	Net Other Assets and Liabilities — 1.0%	1,259,175
	Net Assets — 100.0%	$124,275,175

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $117,659,289 or 94.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	20.8%
Consumer Discretionary	13.3
Industrials	12.5
Health Care	10.0
Energy	7.2
Materials	7.0
Information Technology	6.7
Communication Services	6.6
Consumer Staples	6.5
Real Estate	5.4
Utilities	4.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	29.2%
JPY	24.6
GBP	18.5
AUD	10.1
CHF	6.9
CAD	3.5
DKK	2.3
SEK	1.0
HKD	0.9
NOK	0.8
SGD	0.8
NZD	0.6
ILS	0.6
USD	0.2
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 1,318,895	$ 547,127	$ 771,768	$ —
Canada	4,328,545	4,328,545	—	—
Denmark	2,889,466	39,357	2,850,109	—
Portugal	595,552	254,764	340,788	—
United Kingdom	21,880,906	—	21,880,906	—**
Other Country Categories*	91,815,718	—	91,815,718	—
Money Market Funds	186,918	186,918	—	—
Total Investments	$123,016,000	$5,356,711	$117,659,289	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.7%
584	Rio Tinto Ltd. (AUD) (c)	$44,876
	Austria — 1.9%
1,023	OMV AG (EUR) (c)	42,803
2,282	Raiffeisen Bank International AG (EUR) (c)	44,488
4,442	Telekom Austria AG (EUR)	41,151
		128,442
	Belgium — 0.3%
305	Cofinimmo S.A. (EUR) (c)	19,609
	Denmark — 7.3%
24	AP Moller - Maersk A/S, Class A (DKK) (c)	38,986
25	AP Moller - Maersk A/S, Class B (DKK) (c)	41,359
344	DSV A/S (DKK) (c)	63,105
75	Genmab A/S (DKK) (c) (d)	21,185
2,390	Novo Nordisk A/S, Class B (DKK) (c)	316,658
98	Svitzer A/S (DKK) (d)	3,756
		485,049
	Finland — 0.9%
847	Orion Oyj, Class B (EUR) (c)	38,907
1,055	TietoEVRY Oyj (EUR) (c)	21,393
		60,300
	France — 12.8%
566	Amundi S.A. (EUR) (c) (e) (f)	41,307
2,499	Carrefour S.A. (EUR) (c)	37,278
51	Christian Dior SE (EUR) (c)	33,533
227	Cie de Saint-Gobain S.A. (EUR) (c)	19,473
681	Covivio S.A. (EUR) (c)	35,056
214	Dassault Aviation S.A. (EUR) (c)	43,086
19	Hermes International S.C.A. (EUR) (c)	41,522
299	Ipsen S.A. (EUR) (c)	33,572
874	La Francaise des Jeux SAEM (EUR) (c) (e) (f)	33,910
224	LVMH Moet Hennessy Louis Vuitton SE (EUR) (c)	158,001
5,061	Orange S.A. (EUR) (c)	56,163
1,377	Rexel S.A. (EUR) (c)	34,985
262	Sanofi S.A. (EUR) (c)	27,010
134	Sartorius Stedim Biotech (EUR) (c)	26,740
2,317	TotalEnergies SE (EUR) (c)	156,320
710	Vinci S.A. (EUR) (c)	81,024
		858,980
Shares	Description	Value

	Germany — 11.8%
453	Allianz SE (EUR) (c)	$127,595
641	Bayerische Motoren Werke AG (EUR) (c)	59,452
372	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	31,892
541	Brenntag SE (EUR) (c)	38,485
1,641	Deutsche Post AG (EUR) (c)	73,198
2,685	Deutsche Telekom AG (EUR) (c)	70,233
1,123	Mercedes-Benz Group AG (EUR) (c)	74,235
453	Nemetschek SE (EUR) (c)	43,269
304	SAP SE (EUR) (c)	64,272
103	Sartorius AG (Preference Shares) (EUR) (c)	29,213
198	Siemens AG (EUR) (c)	36,253
675	Talanx AG (EUR) (c)	51,281
12,188	Telefonica Deutschland Holding AG (EUR)	28,755
355	Volkswagen AG (Preference Shares) (EUR) (c)	39,619
207	Wacker Chemie AG (EUR) (c)	20,690
		788,442
	Greece — 1.1%
4,251	National Bank of Greece S.A. (EUR) (c)	37,317
2,003	OPAP S.A. (EUR) (c)	34,930
		72,247
	Israel — 0.4%
715	First International Bank Of Israel (The) Ltd. (ILS) (c)	28,828
	Italy — 5.1%
20,943	A2A S.p.A. (EUR) (c)	44,359
1,541	Azimut Holding S.p.A. (EUR) (c)	38,611
10,607	BPER Banca (EUR) (c)	62,062
11,581	Enel S.p.A. (EUR) (c)	82,679
4,855	Eni S.p.A. (EUR) (c)	77,679
10,307	Hera S.p.A. (EUR) (c)	37,713
		343,103
	Jersey — 1.9%
1,885	Experian PLC (GBP) (c)	88,934
11,001	Man Group PLC (GBP) (c)	34,634
		123,568
	Luxembourg — 0.5%
5,453	B&M European Value Retail S.A. (GBP) (c)	32,838
	Netherlands — 6.7%
340	ASML Holding N.V. (EUR) (c)	316,599
84	Ferrari N.V. (EUR) (c)	34,572

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
459	OCI N.V. (EUR) (c)	$11,062
519	Wolters Kluwer N.V. (EUR) (c)	86,885
		449,118
	Norway — 1.2%
2,178	Equinor ASA (NOK) (c)	57,674
850	Yara International ASA (NOK) (c)	24,213
		81,887
	Portugal — 1.1%
2,589	Galp Energia SGPS S.A. (EUR) (c)	54,438
5,179	Navigator (The) Co., S.A. (EUR) (c)	21,013
		75,451
	Spain — 5.9%
2,946	Acerinox S.A. (EUR) (c)	30,955
9,897	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	103,733
1,307	Cia de Distribucion Integral Logista Holdings S.A. (EUR) (c)	38,706
2,299	Endesa S.A. (EUR) (c)	44,610
1,041	Grupo Catalana Occidente S.A. (EUR) (c)	45,005
6,277	Minor Hotels Europe & Americas S.A. (EUR) (c) (d)	28,277
2,091	Redeia Corp. S.A. (EUR) (c)	37,126
14,012	Telefonica S.A. (EUR) (c)	63,464
		391,876
	Sweden — 1.7%
461	Evolution AB (SEK) (c) (e) (f)	44,657
10,328	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c)	71,014
		115,671
	Switzerland — 14.5%
170	Kuehne + Nagel International AG (CHF) (c)	52,698
2,216	Nestle S.A. (CHF) (c)	224,464
1,790	Novartis AG (CHF) (c)	199,814
49	Partners Group Holding AG (CHF) (c)	65,956
576	Roche Holding AG (CHF) (c)	186,486
149	Roche Holding AG (CHF) (c)	52,405
356	Sandoz Group AG (CHF) (c)	15,441
440	SGS S.A. (CHF) (c)	48,107
90	Swiss Life Holding AG (CHF) (c)	68,914
89	Swisscom AG (CHF) (c)	54,472
		968,757
Shares	Description	Value

	United Kingdom — 24.0%
2,868	3i Group PLC (GBP) (c)	$115,381
1,383	Admiral Group PLC (GBP) (c)	49,013
507	AstraZeneca PLC (GBP) (c)	80,547
5,075	Auto Trader Group PLC (GBP) (c) (e) (f)	53,160
5,772	Barratt Developments PLC (GBP) (c)	39,058
5,698	BP PLC (GBP) (c)	33,681
2,727	British American Tobacco PLC (GBP) (c)	96,756
33,063	BT Group PLC (GBP) (c)	59,960
472	Diageo PLC (GBP) (c)	14,686
2,174	Dunelm Group PLC (GBP) (c)	34,482
44,089	Evraz PLC (GBP) (c) (d) (g) (h)	0
5,678	GSK PLC (GBP) (c)	110,260
3,120	Hargreaves Lansdown PLC (GBP) (c)	44,323
7,619	HSBC Holdings PLC (GBP) (c)	69,288
1,745	Intermediate Capital Group PLC (GBP) (c)	49,256
704	Intertek Group PLC (GBP) (c)	45,716
5,593	National Grid PLC (GBP) (c)	70,965
347	Next PLC (GBP) (c)	40,557
6,282	OSB Group PLC (GBP) (c)	41,565
2,621	RELX PLC (GBP) (c)	123,704
4,089	Shell PLC (GBP) (c)	149,100
24,891	Taylor Wimpey PLC (GBP) (c)	51,031
17,917	Tesco PLC (GBP) (c)	76,406
2,548	Unilever PLC (GBP) (c)	156,586
		1,605,481
	Total Common Stocks	6,674,523
	(Cost $6,433,627)
MONEY MARKET FUNDS — 0.8%
53,608	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (i)	53,608
	(Cost $53,608)

	Total Investments — 100.6%	6,728,131
	(Cost $6,487,235)
	Net Other Assets and Liabilities — (0.6)%	(42,541)
	Net Assets — 100.0%	$6,685,590

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $6,600,861 or 98.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Health Care	17.0%
Financials	16.8
Industrials	14.4
Consumer Discretionary	12.2
Consumer Staples	9.1
Energy	8.6
Information Technology	7.7
Communication Services	6.4
Utilities	4.7
Materials	2.3
Real Estate	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	47.4%
GBP	26.2
CHF	14.4
DKK	7.2
SEK	1.7
NOK	1.2
USD	0.8
AUD	0.7
ILS	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 128,442	$ 41,151	$ 87,291	$ —
Denmark	485,049	3,756	481,293	—
Germany	788,442	28,755	759,687	—
United Kingdom	1,605,481	—	1,605,481	—**
Other Country Categories*	3,667,109	—	3,667,109	—
Money Market Funds	53,608	53,608	—	—
Total Investments	$6,728,131	$127,270	$6,600,861	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Bermuda — 1.7%
190,550	COSCO SHIPPING Ports Ltd. (HKD) (c)	$113,273
265,144	Luye Pharma Group Ltd. (HKD) (c) (d) (e) (f)	94,658
13,203	Orient Overseas International Ltd. (HKD) (c)	185,938
259,268	Skyworth Group Ltd. (HKD) (c)	94,054
		487,923
	Brazil — 8.9%
22,025	Allos S.A. (BRL)	85,045
50,446	Banco do Brasil S.A. (BRL)	236,794
38,120	BB Seguridade Participacoes S.A. (BRL)	237,030
34,681	Fleury S.A. (BRL)	92,954
34,659	Gerdau S.A., ADR	112,295
25,896	Gerdau S.A. (BRL)	72,796
55,345	JBS S.A. (BRL)	329,948
46,424	Petroleo Brasileiro S.A. (BRL)	333,233
16,769	Petroleo Brasileiro S.A., ADR	220,680
15,352	Petroleo Brasileiro S.A., ADR	219,073
23,769	Suzano S.A. (BRL)	226,337
15,061	Vale S.A., ADR	163,412
27,761	Vale S.A. (BRL)	302,487
		2,632,084
	Cayman Islands — 9.8%
54,539	Alibaba Group Holding Ltd. (HKD) (c)	536,676
17,899	ANTA Sports Products Ltd. (HKD) (c)	160,211
190,501	China Feihe Ltd. (HKD) (c) (d) (f)	86,276
82,522	China Medical System Holdings Ltd. (HKD) (c)	68,437
111,030	CIMC Enric Holdings Ltd. (HKD) (c)	103,319
113,130	Dongyue Group Ltd. (HKD) (c)	98,567
207,755	Fufeng Group Ltd. (HKD) (c)	122,724
9,097	Meituan, Class B (HKD) (c) (d) (e) (f)	125,963
241	PDD Holdings, Inc., ADR (e)	31,063
42,961	Pop Mart International Group Ltd. (HKD) (c) (d) (f)	227,931
23,590	Tencent Holdings Ltd. (HKD) (c)	1,088,595
125,133	Topsports International Holdings Ltd. (HKD) (c) (d) (f)	55,737
76,324	Wisdom Marine Lines Co., Ltd. (TWD) (c)	165,519
		2,871,018
Shares	Description	Value

	Chile — 2.7%
2,152,316	Banco de Chile (CLP)	$256,415
2,133,104	Cia Sud Americana de Vapores S.A. (CLP)	146,597
61,762	Empresas CMPC S.A. (CLP)	107,278
1,764,661	Enel Chile S.A. (CLP)	100,798
9,704,077	Norte Grande S.A. (CLP)	83,711
2,968	Sociedad Quimica y Minera de Chile S.A., ADR	112,962
		807,761
	Greece — 1.4%
75,050	Eurobank Ergasias Services and Holdings S.A. (EUR) (c)	171,960
4,749	Motor Oil Hellas Corinth Refineries S.A. (EUR) (c)	121,052
7,129	OPAP S.A. (EUR) (c)	124,322
		417,334
	Hong Kong — 1.8%
93,025	China Merchants Port Holdings Co., Ltd. (HKD) (c)	136,787
154,815	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d) (f)	105,859
221,545	Lenovo Group Ltd. (HKD) (c)	286,948
		529,594
	India — 24.7%
64,458	Adani Power Ltd. (INR) (c) (e)	567,155
3,540	Bajaj Finance Ltd. (INR) (c)	288,464
92,235	Bank of Baroda (INR) (c)	279,990
4,207	Britannia Industries Ltd. (INR) (c)	290,903
44,638	CG Power & Industrial Solutions Ltd. (INR) (c)	393,393
19,042	HCL Technologies Ltd. (INR) (c)	374,688
11,149	Hindustan Unilever Ltd. (INR) (c)	360,698
39,246	ICICI Bank Ltd. (INR) (c)	572,068
110,406	IDFC, Ltd. (INR) (c)	148,868
15,204	Indian Railway Catering & Tourism Corp., Ltd. (INR) (c)	179,801
1,609	Infosys Ltd. (INR) (c)	35,679
50,692	ITC Ltd. (INR) (c)	300,536
7,232	Jio Financial Services Ltd. (INR) (c) (e)	28,478
21,012	LIC Housing Finance Ltd. (INR) (c)	193,188
1,540	LTIMindtree Ltd. (INR) (c) (d) (f)	104,337
79,732	Power Finance Corp., Ltd. (INR) (c)	532,222
41,828	REC Ltd. (INR) (c)	323,108
5,339	Reliance Industries Ltd. (INR) (c)	192,484

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	India (Continued)
10,177	Shriram Finance Ltd. (INR) (c)	$357,048
37,506	State Bank of India (INR) (c)	392,115
18,955	Sun Pharmaceutical Industries Ltd. (INR) (c)	389,866
8,780	Tata Consultancy Services Ltd. (INR) (c)	461,044
7,371	Titan Co., Ltd. (INR) (c)	305,243
38,424	Vedanta Ltd. (INR) (c)	207,277
		7,278,653
	Indonesia — 0.8%
764,050	Adaro Energy Indonesia Tbk PT (IDR)	151,307
238,111	Indofood Sukses Makmur Tbk PT (IDR)	89,694
		241,001
	Israel — 1.2%
24,009	Bank Hapoalim BM (ILS) (c)	220,315
27,701	ICL Group Ltd. (ILS) (c)	115,958
		336,273
	Malaysia — 2.0%
89,600	Alliance Bank Malaysia Bhd (MYR) (c)	80,393
132,700	IOI Corp. Bhd (MYR) (c)	110,407
377,700	IOI Properties Group Bhd (MYR) (c)	175,218
333,200	Sunway Real Estate Investment Trust (MYR) (c)	117,513
92,500	TIME dotCom Bhd (MYR)	103,482
		587,013
	Mexico — 0.7%
32,057	Alsea SAB de C.V. (MXN)	96,785
40,761	Banco del Bajio S.A. (MXN) (d) (f)	121,467
		218,252
	Philippines — 1.4%
68,360	International Container Terminal Services, Inc. (PHP)	416,890
	Poland — 2.0%
5,812	Asseco Poland S.A. (PLN) (c)	123,187
5,158	Bank Handlowy w Warszawie S.A. (PLN) (c)	126,504
14,625	ORLEN S.A. (PLN) (c)	238,476
56,474	PGE Polska Grupa Energetyczna S.A. (PLN) (c) (e)	103,979
		592,146
Shares	Description	Value

	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (c) (e) (g) (h)	$0
23,602	Severstal PAO (RUB) (c) (e) (g) (h)	0
		0
	Saudi Arabia — 1.3%
6,776	SABIC Agri-Nutrients Co. (SAR) (c)	212,621
22,886	Sahara International Petrochemical Co. (SAR) (c)	174,154
		386,775
	Singapore — 0.6%
47,000	Sembcorp Industries Ltd. (SGD) (c)	168,052
	South Africa — 1.9%
1,657	Absa Group Ltd. (ZAR) (c)	14,569
18,218	Exxaro Resources Ltd. (ZAR) (c)	195,190
27,810	Impala Platinum Holdings Ltd. (ZAR) (c)	142,866
9,184	Kumba Iron Ore Ltd. (ZAR)	200,341
		552,966
	South Korea — 10.6%
3,898	GS Holdings Corp. (KRW) (c)	139,545
9,369	HMM Co., Ltd. (KRW) (c)	124,613
1,773	Hyundai Motor Co. (KRW) (c)	323,129
4,635	Kia Corp. (KRW) (c)	380,333
4,712	KT Corp. (KRW) (c)	137,220
5,997	Meritz Financial Group, Inc. (KRW) (c)	369,630
21,497	Mirae Asset Securities Co., Ltd. (KRW) (c)	122,064
252	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	172,895
17,147	Samsung Electronics Co., Ltd. (KRW) (c)	1,057,323
2,407	Samsung SDS Co., Ltd. (KRW) (c)	260,464
648	SK Square Co., Ltd. (KRW) (c) (e)	41,102
		3,128,318
	Taiwan — 25.2%
5,960	Bora Pharmaceuticals Co., Ltd. (TWD) (c)	149,316
34,227	Chicony Electronics Co., Ltd. (TWD) (c)	163,107
65,700	Evergreen Marine Corp. Taiwan Ltd. (TWD) (c)	341,241
5,290	Global Unichip Corp. (TWD) (c)	190,414
11,794	International Games System Co., Ltd. (TWD) (c)	269,834

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
6,092	Jentech Precision Industrial Co., Ltd. (TWD) (c)	$218,885
17,584	MediaTek, Inc. (TWD) (c)	669,689
20,933	Micro-Star International Co., Ltd. (TWD) (c)	109,218
15,190	Nan Ya Printed Circuit Board Corp. (TWD) (c)	77,777
72,090	Ruentex Industries Ltd. (TWD) (c)	177,271
21,503	Sino-American Silicon Products, Inc. (TWD) (c)	126,678
117,545	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	3,428,942
2,527	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	418,977
20,355	Tripod Technology Corp. (TWD) (c)	124,920
56,585	Unimicron Technology Corp. (TWD) (c)	315,315
72,740	Wan Hai Lines Ltd. (TWD) (c)	173,515
1,638	Wiwynn Corp. (TWD) (c)	103,823
75,198	WPG Holdings Ltd. (TWD) (c)	198,158
86,773	Yang Ming Marine Transport Corp. (TWD) (c)	168,154
		7,425,234
	Turkey — 1.3%
76,767	Aksa Enerji Uretim A/S (TRY)	95,687
59,919	Enerjisa Enerji A/S (TRY) (c) (d) (f)	122,207
55,654	Haci Omer Sabanci Holding A/S (TRY)	166,956
		384,850
	Total Common Stocks	29,462,137
	(Cost $24,368,346)
MONEY MARKET FUNDS — 0.8%
242,547	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (i)	242,547
	(Cost $242,547)

	Total Investments — 100.8%	29,704,684
	(Cost $24,610,893)
	Net Other Assets and Liabilities — (0.8)%	(230,704)
	Net Assets — 100.0%	$29,473,980

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At July 31, 2024, securities noted as such are valued at $24,129,643 or 81.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of July 31, 2024.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Forward Foreign Currency Contracts at July 31, 2024:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2024	Sale Value as of 7/31/2024	Unrealized Appreciation (Depreciation)
08/30/2024	SG	USD	3,019,812	TWD	99,000,000	$3,019,812	$3,022,347	$(2,535)

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Information Technology	30.0%
Financials	18.1
Industrials	10.0
Consumer Discretionary	9.0
Materials	7.7
Energy	5.7
Communication Services	5.4
Consumer Staples	5.3
Utilities	3.9
Health Care	3.6
Real Estate	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments‡
INR	24.5%
TWD	24.2
HKD	12.4
KRW	10.5
BRL	6.5
USD	5.1
CLP	2.3
PLN	2.0
MYR	2.0
ZAR	1.9
EUR	1.4
PHP	1.4
SAR	1.3
TRY	1.3
ILS	1.1
IDR	0.8
MXN	0.7
SGD	0.6
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 2,632,084	$ 2,632,084	$ —	$ —
Cayman Islands	2,871,018	31,063	2,839,955	—
Chile	807,761	807,761	—	—
Indonesia	241,001	241,001	—	—
Malaysia	587,013	103,482	483,531	—
Mexico	218,252	218,252	—	—
Philippines	416,890	416,890	—	—
Russia	—**	—	—	—**
South Africa	552,966	200,341	352,625	—
Taiwan	7,425,234	418,977	7,006,257	—
Turkey	384,850	262,643	122,207	—
Other Country Categories*	13,325,068	—	13,325,068	—
Money Market Funds	242,547	242,547	—	—
Total Investments	$29,704,684	$5,575,041	$24,129,643	$—**

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (2,535)	$ —	$ (2,535)	$ —

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.